INCOME TAX	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 15 -      INCOME TAX

A. Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019
Income taxes (tax benefit):
Current taxes:
In Israel	4,916	5,841	6,155
Outside Israel	6,954	4,341	7,674
	11,870	10,182	13,829
Deferred taxes:
In Israel	(300)	(553)	299
Outside Israel	(143)	(1,605)	(2,545)
	(443)	(2,158)	(2,246)
Taxes in respect of prior years:
In Israel	339	(*) 2,751	439
Outside Israel	88	81	212
	427	2,832	651
	11,854	10,856	12,234

(*) During November 2020, the Company has received from the Israeli tax authority ("ITA") tax assessments for the years 2016-2018 amounting to approximately NIS 13 million (approximately US$ 4 million). An amount of approximately NIS 6 million (approximately US$ 2 million) due to the timing differences (out of this amount, approximately NIS 2 million were claim in the tax assessment for the year ended December 31, 2019) related to the deduction of certain expenses for tax purposes, which was agreed to be deducted in the coming years. Accordingly, the Company recorded an amount of NIS 9 million (approximately US$ 3 million) as tax expense related to prior periods and a deferred tax benefit in a similar amount. In addition, the Company was required to pay the ITA an amount of NIS 2 million (approximately US$ 0.5 million) as interest expense. Such amount was recognized as part of financing income, net.

B. Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the “Inflationary Adjustment Law”)

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI"). Commencing January 1, 2008, this law became void, and in its place, there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C. The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1. On December 22, 2016, the Israeli parliament passed the Law for Economic Efficiency (Legislative Amendments for Achieving Budget Objectives in the Budget Years 2017 and 2018) – 2016 (hereinafter – the “Economic Efficiency Law”) and on December 29, 2016, the Law was publicized in the Official Gazette. The Economic Efficiency Law, among other things, reduced the tax rate applicable to a preferred enterprise located in Development Zone A from 9% to 7.5% (the tax rate applicable to a preferred enterprise located in areas other than Development Zone A. remained unchanged at 16%). The Economic Efficiency Law also outlined new benefit tracks for preferred technology enterprises.

2. As of December 31, 2021, one Israeli subsidiary (located in areas other than Development Zone A) is entitled to a "Preferred Company" status pursuant to the investment law and subject to 16% corporate tax rate.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 15 -      INCOME TAX (cont.)

D. The Law for the Encouragement of Capital Investments, 1959, under the 2016 amendment (the "Investment Law")

1. In December 2016 new legislation amended the Investments Law (the "2016 amendment"). Under the 2016 amendment a new status of "Technological Preferred Enterprise" was introduced to the Investment Law.

Technological Preferred Enterprise – an enterprise which, amongst other condition, is part of a consolidated group with consolidated revenues of less than NIS 10 billion. A Technological Preferred Enterprise which is located in areas other than Development Zone A will be subject to a tax rate of 12% on profits derived from intellectual property, and a Technological Preferred Enterprise in Development Zone A will be subject to tax rate at a 7.5%.

2. As of December 31, 2021, two Israeli subsidiaries (located in areas other than Development Zone A). are entitled to a "Technological Preferred Enterprise" status pursuant to the investment (under the 2016 amendment) law and subject to 12% corporate tax rate. Income not eligible for Technological Preferred Enterprise is taxed at the regular corporate tax rate or at the preferred tax rate as mention in Note C2 above, as the case may be.

E. Israeli corporate tax rates

Taxable income of the Company and its Israeli subsidiaries (that are not entitled to special tax rates as described above) is subject to a corporate tax rate of 23% in 2019, 2020 and 2021.

F. Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

G. Use of assumptions and judgments

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

H. Tax assessments

The Company and certain Israeli subsidiary have received final tax assessments through the 2018, One of the subsidiaries in Brazil has received final tax assessments through the 2015 tax year. The other subsidiaries have not yet been assessed since incorporation.

I. Carry forward foreign tax credits and tax losses

As of December 31, 2021, there is no losses carried forward that are likely to use in the near future.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 15 -      INCOME TAX (cont.)

J. The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019
Pretax income	48,968	29,039	23,204
Statutory tax rate	23%	23%	23%
Tax computed at the ordinary tax rate	11,263	6,679	5,337
Nondeductible expenses (income)	(282)	2,220	3,117
Losses and timing differences in respect of which no deferred taxes assets were recognized	446	423	297
Tax adjustment in respect of different tax rates	1,202	753	3,045
Taxes in respect of withholding at the source from royalties and dividends	-	-	725
Adjustment in respect of tax rate deriving from “approved enterprises”	(1,874)	(1,583)	(128)
Tax related to previous years	427	2,832	651
Others	672	(468)	(810)
	11,854	10,856	12,234

K. Summary of deferred taxes

Composition:

	US dollars
	December 31,
(in thousands)	2021	2020
Deferred taxes
Provision for vacation, recreation and bad debt	1,697	1,894
Provision for other employee related obligations	1,362	1,400
Provision for deferred revenues/expenses and other obligations	3,963	4,292
Other temporary differences, net	2,117	1,280
	9,139	8,866

	US dollars
	December 31,
(in thousands)	2021	2020

Deferred income taxes included in long-term investments and other assets	11,091	11,360
Deferred income taxes included in long-term liabilities	(1,952)	(2,494)
	9,139	8,866

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 15 -      INCOME TAX (cont.)

L. Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2021	2020	2019
The Company and its Israeli subsidiaries	39,594	38,469	27,045
Non-Israeli subsidiaries	9,374	(9,430)	(3,841)
	48,968	29,039	23,204